Shareholder Fees - FidelityFreedomBlendFunds-PremierComboPRO	Sep. 08, 2023 USD ($)
FidelityFreedomBlendFunds-PremierComboPRO | Fidelity Freedom Blend 2005 Fund
Shareholder Fees:
(fees paid directly from your investment)	none